INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Disclosure Of Income Taxes [Line Items]
Net loss before tax and comprehensive loss	$ (2,667,798)	$ (4,944,231)	$ (2,924,236)
Combined statutory tax rate			27.00%
Expected income tax (recovery)	(720,000)	(1,278,990)	$ (789,544)
Permanent differences	138,000	310,228	0
Non-deductible items and others	1,618,000	19,811	44,866
Change in deferred tax assets not recognized	(1,036,000)	948,951	744,678
Income tax expense (recovery)	$ 0	$ 0	$ 0
Bottom of range [Member]
Disclosure Of Income Taxes [Line Items]
Combined statutory tax rate	19.00%	19.00%
Top of range [Member]
Disclosure Of Income Taxes [Line Items]
Combined statutory tax rate	27.00%	29.70%